UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 3275

Legg Mason Partners Investment Funds, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INVESTMENT FUNDS, INC.

LEGG MASON PARTNERS GOVERNMENT SECURITIES FUND

FORM N-Q

MARCH 31, 2006

LEGG MASON PARTNERS GOVERNMENT SECURITIES FUND

Schedule of Investments (unaudited)	March 31, 2006

FACE AMOUNT	SECURITY	VALUE
MORTGAGE-BACKED SECURITIES - 76.6%
FHLMC - 16.5%
	Federal Home Loan Mortgage Corp. (FHLMC):
$7,699,966	5.356% due 4/1/32 (a)(b)	$7,895,832
14,408,363	4.551% due 4/1/34 (a)(b)	14,669,077
8,000,000	5.000% due 4/1/36 (c)(d)	7,612,496
	Gold:
1,709,883	6.500% due 1/1/16-6/1/31 (b)	1,747,118
13,687,216	6.000% due 1/1/24-1/1/32 (b)	13,770,737
4,311,910	7.000% due 6/1/32-7/1/32 (b)	4,442,180
10,045,535	5.000% due 9/1/33 (b)	9,586,650
25,000,000	4.500% due 4/1/36 (c)(d)	23,054,700
	One Year LIBOR:
8,646,086	5.133% due 11/1/34 (a)(b)	8,566,854
8,771,998	4.976% due 2/1/35 (a)(b)	8,607,306

	TOTAL FHLMC	99,952,950

FNMA - 51.3%
	Federal National Mortgage Association (FNMA):
27,402,964	5.500% due 5/1/16-9/1/23 (b)	27,028,920
3,737,969	5.000% due 2/1/18-9/1/18 (b)	3,655,547
28,645,315	6.500% due 5/1/22-2/1/36 (b)	29,201,144
12,425,097	6.000% due 11/1/22-8/1/34 (b)	12,475,062
2,614,023	7.500% due 8/1/28-4/1/32	2,732,854
1,713,636	7.000% due 8/1/29-5/1/32	1,766,700
3,299,016	4.526% due 6/1/33 (a)(b)	3,236,657
3,824,666	5.111% due 11/1/34 (a)(b)	3,736,360
65,000,000	5.500% due 4/1/36-5/1/36 (c)(d)	63,403,722
50,000,000	5.000% due 5/1/36 (c)(d)	47,578,100
62,000,000	6.000% due 5/1/36 (c)(d)	61,922,500
	One Year LIBOR:
16,246,467	4.956% due 5/1/35 (a)(b)	16,089,920
18,164,581	4.902% due 6/1/35 (a)(b)	17,948,749
20,597,548	4.711% due 8/1/35 (a)(b)	20,251,310

	TOTAL FNMA	311,027,545

GNMA - 8.8%
	Government National Mortgage Association (GNMA):
2,637,850	7.000% due 2/15/28-11/15/31	2,752,320
381,212	7.500% due 4/15/29-9/15/31	400,083
1,120,045	6.500% due 10/15/31-5/15/32	1,162,061
14,073,564	5.000% due 8/15/33-9/15/33 (b)	13,656,729
6,000,000	5.000% due 4/1/36 (c)(d)	5,812,500
15,000,000	5.500% due 4/1/36 (c)(d)	14,854,680
15,000,000	6.000% due 4/1/36 (c)(d)	15,173,430

	TOTAL GNMA	53,811,803

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $471,269,426)	464,792,298

COLLATERALIZED MORTGAGE OBLIGATIONS - 24.1%
14,539,346	Adjustable Rate Mortgage Trust, Whole Loan, Series 2005-3, Class 7A1, 5.081% due 7/25/35 (a)	14,327,835
6,512,566	Banc of America Funding Corp., Series 2005-H, Class 1A1, 5.103% due 11/20/35 (a)	6,453,563
	Banc of America Mortgage Securities, Whole Loan:
6,545,021	Series 2003-I, Class 1A1, 3.268% due 10/25/33 (a)	6,534,521
8,385,991	Series 2004-L, Class 4A1, 5.167% due 1/25/35 (a)	8,170,645

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GOVERNMENT SECURITIES FUND

Schedule of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,691,668	CS First Boston Mortgage Securities Corp., Whole Loan, Series 2002-10, Class 2A1, 7.500% due 5/25/32	$1,709,198
16,992,160	Federal Home Loan Mortgage Corp. (FHLMC), Series 2446, Class KL, 6.000% due 5/15/32 (b)	17,037,521
	Federal National Mortgage Association (FNMA):
1,811,449	Series 2001-81, Class HE, 6.500% due 1/25/32 (b)	1,847,783
3,257,493	Series 2004-45, Class Z, 4.500% due 6/25/34 (b)	2,569,275
	Whole Loan:
16,289,633	Series 2002-W10, Class A4, 5.700% due 8/25/42 (b)	16,015,501
	Series 2003-W12:
13,431,110	Class 1A6, 4.500% due 6/25/43 (b)	13,312,741
13,963,366	Class 2A4, 3.350% due 6/25/43 (b)	13,691,513
15,000,000	Class 2A7, 4.680% due 6/25/43 (b)	14,247,718
5,476,717	GMAC Mortgage Corporation Loan Trust, Series 2003-J7, Class A10, 5.500% due 11/25/33 (b)	5,306,353
	Government National Mortgage Association (GNMA):
7,000,000	Series 2001-19, Class OH, 6.500% due 5/16/31 (b)	7,196,136
4,485,195	Series 2004-27, Class PD, 5.500% due 4/20/34 (b)	4,338,321
1,215,260	GSR Mortgage Loan Trust, Whole Loan, Series 2003-1, Class A11, 4.279% due 3/25/33 (a)	1,195,943
	Structured Adjustable Rate Mortgage Loan Trust:
6,140,317	Series 2004-10, Class 3A2, 5.355% due 8/25/34 (a)(b)	6,121,411
2,377,113	Series 2005-5, Class A3, 5.048% due 5/25/35 (a)(b)	2,378,973
3,619,923	Washington Mutual Mortgage Pass-Through Certificates, Whole Loan, Series 2003-AR5, Class A7, 4.208% due 6/25/33 (a)	3,583,649

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $149,558,199)	146,038,600

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 25.9%
U.S. Government Agency Obligations - 4.2%
5,000,000	Federal Home Loan Mortgage Corp. (FHLMC), Medium Term Notes, 4.000% due 11/7/08 (b)	4,852,900
	Federal National Mortgage Association (FNMA):
7,500,000	4.500% due 8/4/08 (b)	7,410,660
3,556,597	Six Month LIBOR, 4.565% due 4/1/33 (a)(b)	3,541,099
	U.S. Department of Housing & Urban Development, Senior Debentures, Series 2003-A:
5,000,000	5.530% due 8/1/20 (b)	4,935,770
5,000,000	5.590% due 8/1/21 (b)	4,965,130

	Total U.S. Government Agency Obligations	25,705,559

U.S. Government Obligations - 21.7%
3,250,000	U.S. Treasury Bond STRIPS, Series S0, Principal only, zero coupon to yield 5.102% due 8/15/25 (b)	1,225,487
	U.S. Treasury Bonds:
10,280,000	7.250% due 5/15/16 (b)(e)	12,160,921
10,900,000	8.750% due 8/15/20 (b)	14,974,736
18,250,000	7.250% due 8/15/22 (b)	22,637,136
15,350,000	5.500% due 8/15/28 (b)	16,267,408
3,500,000	6.125% due 8/15/29 (b)	4,013,790
	U.S. Treasury Notes:
21,500,000	4.000% due 4/15/10 (b)	20,855,860
2,000,000	3.875% due 7/15/10 (b)	1,928,126
5,000,000	4.125% due 8/15/10 (b)	4,863,870
2,500,000	4.500% due 11/15/10	2,467,190
4,100,000	4.250% due 8/15/13 (b)	3,944,651
5,000,000	4.750% due 5/15/14 (b)	4,957,815

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GOVERNMENT SECURITIES FUND

Schedule of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	SECURITY	VALUE
U.S. Government Obligations (continued)
$16,000,000	4.250% due 11/15/14 (b)	$15,297,504
1,000,000	4.000% due 2/15/15 (b)	937,461
5,500,000	4.250% due 8/15/15	5,241,115

	Total U.S. Government Obligations	131,773,070

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $158,845,725)	157,478,629

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $779,673,350)	768,309,527

SHORT-TERM INVESTMENT - 12.5%
Repurchase Agreement - 12.5%
75,693,000	Merrill Lynch, Pierce, Fenner & Smith Inc., dated 3/31/06, 4.790% due 4/3/06; Proceeds at maturity - $75,723,214; (Fully collateralized by various U.S. government agency obligations, 3.500% to 4.560% due 9/15/06 to 6/03/09; Market value - $77,206,874) (Cost - $75,693,000) (b)	75,693,000

	TOTAL INVESTMENTS - 139.1% (Cost - $855,366,350#)	844,002,527
	Liabilities in Excess of Other Assets - (39.1)%	(237,452,281)

	TOTAL NET ASSETS - 100.0%	$606,550,246

(a)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2006.

(b)	All or a portion of this security is segregated for open futures contracts, TBA’s and mortgage dollar rolls.

(c)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(d)	All or a portion of this security was acquired under mortgage dollar roll agreement (See Notes 1 and 2).

(e)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

LIBOR —London Interbank Offered Rate
STRIPS — Seperate Trading of Registered Interest and Principal Securities

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Effective April 7, 2006, Smith Barney Government Securities Fund was renamed Legg Mason Partners Government Securities Fund (the “Fund”), a separate diversified series of the Legg Mason Partners Investment Funds, Inc. (formerly known as Smith Barney Investment Funds Inc.) (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the bid and asked prices based on market quotations for those securities, or if no quotations are available, then for securities of similar type, yield and maturity. Securities for which market quotations are not readily available or where market quotations are determined not to reflect fair value, will be valued in good faith by or under the direction of the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Mortgage Dollar Rolls. The Fund enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

Notes to Schedule of Investments (unaudited) (continued)

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(f) Stripped Securities. The Fund invests in “Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(g) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,499,603
Gross unrealized depreciation	(13,863,426)

Net unrealized depreciation	$(11,363,823)

At March 31, 2006, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
U.S. Treasury Bonds	75	6/06	$8,438,357	$8,186,719	$(251,638)

Contracts to Sell:
U.S. 5 - Year Treasury Notes	614	6/06	64,457,339	64,124,625	332,714
U.S. 10 - Year Treasury Notes	382	6/06	41,003,403	40,641,219	362,184

					694,898

Net Unrealized Gain on Open Futures Contracts					$443,260

During the period ended March 31, 2006, the Fund entered into mortgage dollar roll transactions in the aggregate amount of $420,851,484.

At March 31, 2006, the Fund had outstanding mortgage dollar rolls with a total cost of $232,182,695.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Investment Funds, Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 30, 2006

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	May 30, 2006